BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 98,216	$ 259,228
Total Current Assets	51,074,901	51,280,943
TOTAL ASSETS	51,074,901	51,280,943
Current Liabilities:
Accounts payable	353,619	103,175
Total current liabilities	1,888,777	1,654,216
Long Term Liabilities:
TOTAL LIABILITIES	1,888,777	1,654,216
Stockholders' Deficit:
Common stock, $0.0001 par value, 500,000,000 shares authorized, 31,617,920 issued as of March 31, 2022 and December 31, 2021, and 31,601,253 and 31,576,253 outstanding as of March 31, 2022 and December 31, 2021,	151	151
Additional paid-in capital
Accumulated deficit	(1,725,987)	(1,285,384)
Total stockholders’ deficit	(1,725,836)	(1,285,233)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	51,074,901	51,280,943
Varian Biopharmaceuticals [Member]
Current Assets:
Cash	912,643	4,554	2,038
Prepaid expenses	104,643	17,563
Deferred issuance costs	502,379
Total Current Assets	1,519,665	22,117	2,038
TOTAL ASSETS	1,519,665	22,117	2,038
Current Liabilities:
Accounts payable	309,424	87,227	415,335
Accrued expenses - related parties	170,000	170,000	60,000
Accrued expenses - other	311,397	441,744	117,500
Bridge notes - related parties	1,215,405
Bridge notes - other	1,610,035
Loans from related parties, current		21,396	21,396
Total current liabilities	3,616,261	720,367	614,231
Long Term Liabilities:
Loans from related parties, net of current		526,511
Total Long Term Liabilities		526,511
TOTAL LIABILITIES	3,616,261	1,246,878	614,231
Stockholders' Deficit:
Common stock, $0.0001 par value, 500,000,000 shares authorized, 31,617,920 issued as of March 31, 2022 and December 31, 2021, and 31,601,253 and 31,576,253 outstanding as of March 31, 2022 and December 31, 2021,	3,160	3,158	3,000
Additional paid-in capital	864,265	864,265
Accumulated deficit	(2,964,021)	(2,092,184)	(615,193)
Total stockholders’ deficit	(2,096,596)	(1,224,761)	(612,193)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 1,519,665	$ 22,117	$ 2,038